Reverse Recapitalization (Tables)	12 Months Ended
Mar. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Shares of Common Stock Outstanding

The number of shares of common stock outstanding following the consummation of the Reverse Recapitalization are as follows:

Particulars	March 31, 2024 (After Second Reverse Stock Split)	March 31, 2024 (After First Reverse Stock Split)	March 31, 2024 (Prior to Reverse Stock Split)
Conversion of Zoomcar, Inc. Common Stock and Preferred Stock outstanding prior to Reverse Recapitalization	14,229	273,791	27,327,481
Common stock – issuance to IOAC shareholders	4,597	91,924	9,192,377
Shares issued to Mohan Ananda	1,370	27,382	2,738,172
Other vendors	1,809	36,173	3,617,333
Total	22,005	429,270	42,875,363

Schedule of Zoomcar Inc Shares

The number of Zoomcar, Inc. shares was determined as follows:

Particulars	Zoomcar, Inc. Shares	Common shares issued to shareholders of Zoomcar, Inc. (After Second Reverse Stock Split)	Common shares issued to shareholders of Zoomcar, Inc. (After First Reverse Stock Split)	Common shares issued to shareholders of Zoomcar, Inc. (Prior to Reverse Stock Split)
Common shares	16,987,064	804	5,342	482,681
Preferred stock	99,309,415	10,922	218,425	21,842,458
Redeemable NCI - Shares of Zoomcar India Private Limited	10,848,308	378	7,542	754,169
Issue of common shares on conversion of SSCPN	-	2,125	42,482	4,248,173
Total		14,229	273,791	27,327,481